Investments Accounted for Using Equity Method (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Significant Investments In Associates And Joint Ventures [Abstract]
Summary of Investments Accounted for Using Equity Method

	December 31
	2023	2024
	NT$	NT$
	(In Millions)
Investments in associates	$8,243	$8,870
Investment in joint venture	9	9
	$8,252	$8,879

Investments in Associates
a.
Investments in associates

Investments in associates were as follows:

	Carrying Amount
	December 31
	2023	2024
	NT$	NT$
	(In Millions)
Material associate
Non-listed
Next Commercial Bank Co., Ltd. (“NCB”)	$4,293	$3,951

Associates that are not individually material
Listed
Senao Networks, Inc. (“SNI”)	1,409	1,849
KingwayTek Technology Co., Ltd. (“KWT”)	229	242

Non-listed
Viettel-CHT Co., Ltd. (“Viettel-CHT”)	543	573
Taiwan International Standard Electronics Co., Ltd. (“TISE”)	309	373
ST-2 Satellite Ventures Pte., Ltd. (“STS”)	285	313
Taiwania Hive Technology Fund L.P. (“TWTF”)	—	276
WiAdvance Technology Corporation (“WATC”)	212	274
Chunghwa PChome Fund I Co., Ltd. (“CPFI”)	258	253
So-net Entertainment Taiwan Limited (“So-net”)	226	193
KKBOX Taiwan Co., Ltd. (“KKBOXTW”)	165	151
Taiwan International Ports Logistics Corporation (“TIPL”)	120	132
Porrima Inc. (“PORRIMA”)	—	78
CHT Infinity Singapore Pte., Ltd. (“CISG”)	57	61
Imedtac Co., Ltd. (“IME”)	47	57
Click Force Co., Ltd. (“CF”)	42	51
AgriTalk Technology Inc. (“ATT”)	31	26
Baohwa Trust Co., Ltd. (“BHT”)	10	12
Cornerstone Ventures Co., Ltd. (“CVC”)	7	5
	$8,243	$8,870

The percentages of ownership interests and voting rights in associates held by the Company as of balance sheet dates were as follows:

	% of Ownership Interests and Voting Rights
	December 31
	2023	2024
Material associate
Non-listed
Next Commercial Bank Co., Ltd. (“NCB”)	46	46

Associates that are not individually material
Listed
Senao Networks, Inc. (“SNI”)	34	33
KingwayTek Technology Co., Ltd. (“KWT”)	23	23

Non-listed
Viettel-CHT Co., Ltd. (“Viettel-CHT”)	30	30
Taiwan International Standard Electronics Co., Ltd. (“TISE”)	40	40
ST-2 Satellite Ventures Pte., Ltd. (“STS”)	38	38
Taiwania Hive Technology Fund L.P. (“TWTF”)	—	42
WiAdvance Technology Corporation (“WATC”)	19	16
Chunghwa PChome Fund I Co., Ltd. (“CPFI”)	50	50
So-net Entertainment Taiwan Limited (“So-net”)	30	30
KKBOX Taiwan Co., Ltd. (“KKBOXTW”)	30	30
Taiwan International Ports Logistics Corporation (“TIPL”)	27	27
Porrima Inc. (“PORRIMA”)	—	10
CHT Infinity Singapore Pte., Ltd. (“CISG”)	40	40
Imedtac Co., Ltd. (“IME”)	7	10
Click Force Co., Ltd. (“CF”)	49	49
AgriTalk Technology Inc. (“ATT”)	29	29
Baohwa Trust Co., Ltd. (“BHT”)	25	25
Cornerstone Ventures Co., Ltd. (“CVC”)	49	49

Summarized financial information of NCB was set out below:

	December 31
	2023	2024
	NT$	NT$
	(In Millions)
Assets	$37,431	$48,637
Liabilities	(28,084)	(40,043)

Equity	$9,347	$8,594

The percentage of ownership interest held by the Company	46.26%	46.26%

Equity attributable to the Company	$4,324	$3,975
Unrealized gain or loss from downstream transactions	(31)	(24)

The carrying amount of investment	$4,293	$3,951

	Year Ended December 31
	2022	2023	2024
	NT$	NT$	NT$
		(In Millions)
Net Revenues (losses)	$(47)	$10	$314

Net loss for the period	$(1,004)	$(969)	$(747)
Other comprehensive income (loss)	(10)	14	(6)
Total comprehensive loss for the period	$(1,014)	$(955)	$(753)

Except for NCB, no associate is considered individually material to the Company. Summarized financial information of associates that are not individually material to the Company was as follows:

	Year Ended December 31
	2022	2023	2024
	NT$	NT$	NT$
		(In Millions)
The Company’s share of profits	$868	$647	$494
The Company’s share of other comprehensive income (loss)	13	(23)	40
The Company’s share of total comprehensive income	$881	$624	$534

The Level 1 fair values of associates based on the closing market prices as of the balance sheet dates were as follows:

	December 31
	2023	2024
	NT$	NT$
	(In Millions)
SNI	$4,062	$3,838
KWT	$988	$897

Investments in Joint Ventures
b.
Investment in joint venture

Investment in joint venture was as follows:

	Carrying Amount		% of Ownership Interests and Voting Rights
	December 31		December 31
Name of Joint Venture	2023	2024	2023	2024
Non-listed
Chunghwa SEA Holdings (“CHT SEA”)	$9	$9	51	51

Summarized financial information of CHT SEA was set out below:

Year Ended December 31
	2022	2023	2024
	NT$	NT$	NT$
(In Millions)
The Company’s share of loss	$—	$—	$—
The Company’s share of other comprehensive income	—	—	—
The Company’s share of total comprehensive loss	$—	$—	$—